Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Cash flows from operating activities
Net income	$ 9,936,794	$ 1,269,732	$ 6,292,870	$ 9,440,390
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of plant and equipment	4,868	622	13,924	20,433
Amortization of right-of-use asset	85,477	10,922	102,573	17,095
Gain from unrealized foreign currency translation	(61,043)	(7,799)	178,454	(452)
Changes in operating assets and liabilities
Accounts receivable, net	(7,755,205)	(990,967)	(907,711)	(4,060,535)
Merchandise inventories, net	(1,855,686)	(237,121)		1,947,812
Prepayments	90,000	11,500	(5,000)	(90,000)
Long-term deposits	18,000	2,300	(5,200)	(17,200)
Accounts payable	(5,441)	(695)	(119,019)	130,100
Accounts payable - related party	15,554,384	1,987,552	4,682,655	1,035,048
Accruals	402,540	51,437	566,078
Contract liabilities	(697,439)	(89,119)	1,705,854
Operating lease obligation	(87,972)	(11,241)	(100,849)	(16,324)
Taxes payables	119,002	15,206	(1,442,797)	(177,423)
Net cash provided by operating activities	15,748,279	2,012,329	10,961,832	8,228,944
Cash flows from investing activities
Purchase of property and equipment				(11,700)
Repayment by the director	846,860	108,212	1,444,872	2,215,728
Net cash provided by investing activities	846,860	108,212	1,444,872	2,204,028
Cash flows from financing activities
Deferred initial public offering cost	(2,075,897)	(265,260)	(3,176,871)
Dividend payments				(1,558,000)
Net cash used in financing activities	(2,075,897)	(265,260)	(3,176,871)	(1,558,000)
Change in cash	14,519,242	1,855,281	9,229,833	8,874,972
Effect of foreign exchange on cash	3,844	491	(157,725)
Cash at the beginning of the year	21,362,580	2,729,728	12,290,472	3,415,500
Cash at the end of the year	35,885,666	4,585,500	21,362,580	12,290,472
Supplementary cash flow information
Cash paid for income tax	2,697,998	$ 344,752	2,619,407	2,144,284
Cash paid for interest expense